Summary of Significant Accounting Policies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2016
Summary of Significant Accounting Policies (Textual)
Increase to the allowance credit losses	¥ 23,830,000
Increase to the allowance credit losses, percentage	1.61%
Decrease in Retained earnings	¥ 17,870,000
Right of use assets		¥ 38,133,941			¥ 120,960,000
Accumulated amortization		¥ 13,052,565	¥ 12,518,252
Recognized income tax, percentage		25.84%	25.66%	34.12%
Trademarks [Member]
Summary of Significant Accounting Policies (Textual)
Indefinite-lived intangible assets carrying value		¥ 2,970,000	¥ 2,970,000
Software [Member]
Summary of Significant Accounting Policies (Textual)
Accumulated amortization		¥ 8,022,565	7,488,252
Cooperation agreements [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets with finite useful lives		5 years
Accumulated amortization		¥ 5,030,000	¥ 5,030,000
Recognized income tax, percentage		50.00%
Minimum [Member] | Software [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets with finite useful lives		1 year
Maximum [Member] | Software [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets with finite useful lives		5 years
Leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		1 year
Leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		6 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		8 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		1 year
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of Property and equipment		5 years